Cash and Cash Equivalents - Summary Of Cash And Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Short-term deposits	$ 594	$ 287
Cash at banks and on hand	4,397	1,886
Cash and cash equivalents in the statement of financial position	4,991	2,173
Restricted cash	(153)	(169)
Cash and cash equivalents in the statement of cash flows	$ 4,838	$ 2,004	$ 1,372	$ 1,128